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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                --------------

Check here if Amendment [    ]; Amendment Number: __________
     This Amendment (Check only one.):   [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Investors, Inc.*
          --------------------------------------------
Address:  Two Copley Place
          ---------------------------------------------------
          Boston, MA  02116
          --------------------------------------------------

Form 13F File Number:   28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michele May
          -----------------------------------------------------
Title:    Vice President
          -----------------------------------------------------
Phone:    (617) 572-3000
          -----------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Michele May                     Boston, MA         08/14/00
--------------------------------    -------------      --------

*Brookside Capital Investors, Inc. is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Investors, Inc. is wholly owned by W. Mitt Romney.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
                                           ---------

Form 13F Information Table Entry Total:           70
                                           ---------

Form 13F Information Table Value Total:    1,343,850
                                           ---------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                  Name

 1          28-_________________  Brookside Capital Partners Fund, L.P.
----------                        -------------------------------------

 2          28-_________________  Brookside Capital Investors, L.P.
----------                        -------------------------------------
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                                               Brookside Capital Partners Fund, L.P.
                                             Form 13F Information Table as of 6/30/00

       Column 1                 Column 2          Column 3      Column 4      Column 5    Column 6   Column 7      Column 8
                                                               Shares or        Value    Investment    Other   Voting Authority
Name of Issuer                                    Cusip        Prn Amount     (x$1000)   Discretion  Managers  Sole  Shared  None
3COM CORP.                          COM           885535104      252,900 SH    14,573       SOLE                x
3DFX INTERACTIVE INC.               COM           88553X103      439,800 SH     3,422       SOLE                x
ACTIVE SOFTWARE INC.                COM           00504E100       38,900 SH     3,022       SOLE                x
ADVANCED NEUROMODULATION
  SYSTEMS, INC                      COM           00757T101      207,600 SH     3,477       SOLE                x
AMERICAN AIRLINES                   COM           001765106      825,500 SH    21,824       SOLE                x
ANTEC CORP.                         COM           03664P105      278,600 SH    11,579       SOLE                x
APPLIED POWER                       CL A          038225108    1,450,000 SH    48,575       SOLE                x
ARTHROCARE CORP.                    COM           043136100       80,000 SH     4,260       SOLE                x
ATMEL CORP.                         COM           049513104      333,000 SH    12,279       SOLE                x
BALLYS TOTAL FITNESS                COM           05873K108    1,182,900 SH    30,016       SOLE                x
BEA SYSTEMS                         COM           073325102    2,601,900 SH   128,631       SOLE                x
BEST BUY INC.                       COM           086516101      390,000 SH    24,668       SOLE                x
BJ'S WHOLESALE CLUB                 COM           05548J106      520,000 SH    17,160       SOLE                x
CIRCLE.COM                          COM           832914204      456,000 SH     1,682       SOLE                x
COMPUCREDIT CORP.                   COM           20478N100      388,400 SH    11,652       SOLE                x
CONTINENTAL AIRLINES B              COM           210795308      100,000 SH     4,700       SOLE                x
DONCASTERS PLC                  SPONSORED ADR     257692103      423,600 SH     4,607       SOLE                x
DOUBLECLICK, INC.                    COM          258609304      750,000 SH    28,594       SOLE                x
DUSA PHARMACEUTICALS, INC.           COM          266898105      233,000 SH     6,874       SOLE                x
ELAN CORP PLC                        COM          284131208       50,000 SH     2,422       SOLE                x
ELOYALTY CORP.                       COM          290151109    2,873,400 SH    36,636       SOLE                x
ENCORE WIRE                          COM          292562105      476,800 SH     2,563       SOLE                x
EPRISE CORP                          COM          294352109       40,000 SH       658       SOLE                x
FAIRCHILD SEMICONDUCTOR INTL.        CL A         303726103    1,159,300 SH    46,952       SOLE                x
FREDDIE MAC                          COM          313400301    2,335,000 SH    94,568       SOLE                x
GLOBAL-TECH APPLIANCES INC.          COM          G39320109      957,100 SH     4,726       SOLE                x
GLOBALSTAR TELECOMMUNICATIONS        COM          GS930H104      195,000 SH     1,755       SOLE                x
GREY GLOBAL GROUP INC.               COM          39787M108       27,050 SH    14,066       SOLE                x
GTECH HOLDINGS                       COM          400518106      165,000 SH     3,743       SOLE                x
HARCOURT GENERAL INC.                COM          41163G101      423,200 SH    23,012       SOLE                x
HOLLYWOOD ENTERTAINMENT              COM          436141105      427,800 SH     3,369       SOLE                x
HOMESTORE.COM INC                    COM          437852106    1,072,000 SH    31,289       SOLE                x
HOST MARRIOT CORP                    COM          44107P104      949,600 SH     8,903       SOLE                x
ISPAT INTERNATIONAL NV               COM          464899103    2,624,800 SH    24,936       SOLE                x
MATRIX PHARMACEUTICAL INC.           COM          576844104      215,300 SH     2,812       SOLE                x
MERITOR AUTOMOTIVE INC.              COM          59000G100      100,000 SH     1,100       SOLE                x
METHODE ELECTRONICS INC.             COM          591520200       65,640 SH     2,535       SOLE                x
MICRO THERAPEUTICS                   COM          59500W100      260,000 SH     1,333       SOLE                x
NORTEL NETWORKS CORP                 COM          656569100      325,000 SH    22,181       SOLE                x
NORTHWEST AIRLINES CORP              COM          667280101      390,000 SH    11,871       SOLE                x
NOVEN PHARMACEUTICALS                COM          670009109      164,600 SH     4,948       SOLE                x
OFFICE DEPOT                         COM          676220106    3,978,300 SH    24,864       SOLE                x
OPEN MARKET, INC.                    COM          68370M100    1,000,000 SH    13,813       SOLE                x
PHYSIOMETRIX                         COM          718928104       10,000 SH       221       SOLE                x
PRAECIS PHARMACEUTICALS INC.         COM          739421105       75,000 SH     2,091       SOLE                x
PROVIDIAN FINANCIAL CORP.            COM          74406A102      691,600 SH    62,244       SOLE                x
PSS WORLD MEDICAL INC.               COM          69366A100    2,283,100 SH    15,340       SOLE                x
RADIAN GROUP, INC.                   COM          750236101      601,840 SH    31,145       SOLE                x
RAMBUS, INC.                         COM          750917106      120,000 SH    12,360       SOLE                x
RYERSON TULL                         CL A         78375P107      391,958 SH     4,067       SOLE                x
SILGAN HOLDINGS                      COM          827048109    1,135,150 SH    11,139       SOLE                x
SNYDER COMMINICATIONS                COM          832914105    1,194,300 SH    28,365       SOLE                x
SONIC INNOVATIONS INC.               COM          83545M109       40,000 SH       743       SOLE                x
STEEL DYNAMICS                       COM          858119100    1,845,000 SH    16,720       SOLE                x
TECH DATA CORP.                      COM          878237106    1,665,600 SH    72,558       SOLE                x
TECHNOLOGY SOLUTIONS CO              COM          87872T108    2,234,300 SH    13,825       SOLE                x
TEKELEC                              COM          879101103    1,382,400 SH    66,614       SOLE                x
TEKELEC                        SBDSC CV 3.25%04   879101AA1   20,000,000 PRN   54,989       SOLE                x
TERADYNE INC.                        COM          880770102      265,400 SH    19,640       SOLE                x
THERMAWAVE                           COM          88343A108      200,000 SH     4,463       SOLE                x
TIBCO SOFTWARE INC.                  COM          88632Q103       88,000 SH     9,437       SOLE                x
TICKETMASTER ONLINE-
  CITYSEARCH                         CL B         88633P203    1,031,700 SH    16,443       SOLE                x
TJX COMPANIES                        COM          872540109    1,520,400 SH    28,508       SOLE                x
TRUE NORTH COMMUNICATIONS, INC       COM          897844106      872,100 SH    38,372       SOLE                x
UNUMPROVIDENT CORP                   COM          91529Y106      501,200 SH    10,055       SOLE                x
VESTCOM INTERNATIONAL                COM          924904105    1,150,700 SH     4,099       SOLE                x
VITRIA TECHNOLOGY INC                COM          92849Q104      470,500 SH    28,759       SOLE                x
WAVE SYSTEMS CORP                    CL A         943526103      587,300 SH     9,287       SOLE                x
WELLS FARGO CO.                      COM          949746101      243,000 SH     9,416       SOLE                x
ZIONS BANCORPORATION                 COM          989701107      137,400 SH     6,305       SOLE                x

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